Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schwab Target 2010 Index Fund
Prospectus [Line Items]
Annual Return [Percent]	11.77%	(13.30%)	6.99%	10.61%	14.56%	(2.27%)	9.48%
Schwab Target 2015 Index Fund
Prospectus [Line Items]
Annual Return [Percent]	12.40%	(13.61%)	7.67%	10.93%	15.00%	(2.61%)	9.85%
Schwab Target 2020 Index Fund
Prospectus [Line Items]
Annual Return [Percent]	12.88%	(13.81%)	8.06%	11.03%	16.21%	(3.09%)	12.10%
Schwab Target 2025 Index Fund
Prospectus [Line Items]
Annual Return [Percent]	14.22%	(14.80%)	10.24%	12.37%	18.89%	(4.29%)	14.53%
Schwab Target 2030 Index Fund
Prospectus [Line Items]
Annual Return [Percent]	16.33%	(15.71%)	12.58%	13.17%	20.89%	(5.08%)	16.21%
Schwab Target 2035 Index Fund
Prospectus [Line Items]
Annual Return [Percent]	17.81%	(16.38%)	14.26%	13.84%	22.38%	(6.05%)	17.83%
Schwab Target 2040 Index Fund
Prospectus [Line Items]
Annual Return [Percent]	19.07%	(16.96%)	15.68%	14.18%	23.64%	(6.63%)	19.11%
Schwab Target 2045 Index Fund
Prospectus [Line Items]
Annual Return [Percent]	19.97%	(17.39%)	17.04%	14.49%	24.81%	(7.28%)	20.07%
Schwab Target 2050 Index Fund
Prospectus [Line Items]
Annual Return [Percent]	20.56%	(17.68%)	17.80%	14.66%	25.36%	(7.58%)	20.48%
Schwab Target 2055 Index Fund
Prospectus [Line Items]
Annual Return [Percent]	20.80%	(17.83%)	18.36%	14.78%	25.79%	(7.86%)	21.01%
Schwab Target 2060 Index Fund
Prospectus [Line Items]
Annual Return [Percent]	21.08%	(17.96%)	18.85%	14.87%	26.11%	(8.02%)	21.19%
Schwab Target 2065 Index Fund
Prospectus [Line Items]
Annual Return [Percent]	21.16%	(17.93%)